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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2011 through June 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------
                       Pioneer Independence
                       Fund
--------------------------------------------------------------------------------
                       Semiannual Report | June 30, 2011
--------------------------------------------------------------------------------

                       Ticker Symbols:
                       Class A PINDX
                       Class B INDBX
                       Class C INDCX
                       Class Y INYDX

                       [LOGO]PIONEER
                       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              7
Prices and Distributions                                                       8
Performance Update                                                             9
Comparing Ongoing Fund Expenses                                               13
Schedule of Investments                                                       15
Financial Statements                                                          22
Notes to Financial Statements                                                 30
Trustees, Officers and Service Providers                                      38

                   Pioneer Independence Fund | Semiannual Report | 6/30/11     1

President's Letter

Dear Shareowner,

The U.S. economy went through a soft patch in the first half of 2011, and the second half of the year, so far, has been highlighted by the U.S. government's battle over the debt ceiling and Standard & Poor's downgrade of the U.S. Treasury's credit rating from the top rating of "AAA" for the first time in history. The markets reacted quite negatively to the credit downgrade, and there is concern about the strength of the global economy going forward.

Pioneer is cautiously optimistic that the U.S. economy will see moderate economic growth over the balance of 2011, though at a slower pace than we had expected earlier this year. While housing and employment remain weak, the private sector shows signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to growth remain substantial, including high unemployment, continued delays in the housing sector's recovery, and the fiscal drag of U.S. federal and state budget cuts.

The difficult recovery process has been accompanied by wide market swings. While this is a challenging environment, our investment professionals continue to focus on finding good opportunities to invest in both equity and bond markets using the same disciplined approach Pioneer has used since 1928. Our approach is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at

2     Pioneer Independence Fund | Semiannual Report | 6/30/11
us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                   Pioneer Independence Fund | Semiannual Report | 6/30/11     3

Portfolio Management Discussion | 6/30/11

Timely moves aimed at risk reduction enabled Pioneer Independence Fund to lock up gains while outperforming its benchmark and its peers over the six month ended June 30, 2011. Successful security selection in a range of industries was central to the Fund's strong performance results, while sector allocation had little impact. In the following discussion, Andrew Acheson reviews the events that shaped the market and the Fund's performance results over the six months ended June 30, 2011. Mr. Acheson, senior vice president and portfolio manager at Pioneer, is responsible for the day-to-day management of the Fund.

Q Could you describe the market environment over the six months ended June 30, 2011?

A Last year's stock market rally carried forward into the early spring of 2011, thanks to continued monetary stimulus and very strong corporate earnings growth. The U.S. economy, although not robust, clearly was moving ahead. But Japan's twin natural disasters prompted a quick selloff in March, raising fears of supply chain disruptions for U.S. companies, particularly auto manufacturers. The stagnant housing industry and worrisome unemployment data, plus an uncertain regulatory environment in the financial sector, added to investor unease. Consumers felt the budgetary stress of rising energy and commodity prices, crimping spending widely, especially among lower-income households.

Q How did the Fund perform against that background over the six months ended June 30, 2011?

A For the six months ended June 30, 2011, Pioneer Independence Fund Class A shares returned 7.57% at net asset value, while the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned 6.83%. Over the same period, the average return of the 824 mutual funds in Lipper's Large Cap Growth Fund category was 5.48%.

Q Which of your investment decisions most affected the Fund's performance over the six months ended June 30, 2011?

A The Fund made good progress during the first quarter of 2011 (January through March). To help retain some of that beneficial performance and reduce risk exposure, we began paring back some of the Fund's more aggressive holdings when the Japanese natural disaster caused supply disruptions and the unresolved European debt crises threatened future U.S. economic growth. The strategic move paid off when markets grew more volatile and fell back towards the end of the six-month period. The Fund's performance results also benefited when we cut back on the portfolio's significant overweights compared with the Russell Index benchmark in the energy

4     Pioneer Independence Fund | Semiannual Report | 6/30/11
     and materials sectors. In 2010, we had built a significant overweight stance to health care in the Fund, a decision that held back portfolio returns in the first quarter of 2011 but has since become an area of strong performance.

Q Which individual holdings contributed most to the Fund's performance over the six months ended June 30, 2011?

A Drug developer Vertex was a standout during the period, as clinical trials for the company's new hepatitis C treatment moved ahead. Also in health care, Insulet's novel pump for automatically injecting insulin in diabetic patients gained wider acceptance, and a newer, more compact version was being readied. Shire Pharmaceutical, a relatively small Fund holding, continued to report good earnings. Shire holds a dominant position among makers of drugs for attention deficit disorder. In energy, Pride International's shares surged on news of a buyout by a rival firm.

     Stock selection also keyed solid Fund performance in information technology. Tibco Software drew investor favor as demand increased for its business optimization and process management products. EMC benefited from new requirements for long-term data storage and the buildout of cloud infrastructure. EMC's majority stake in VMWare also reflected those accelerating trends. MasterCard, which is viewed as a technology company because it is a transaction processor and not a lender, gained when its rate structure escaped the severe cuts that were anticipated under new financial regulations.

Q What were some of the disappointing investments in the Fund's portfolio during the six months ended June 30, 2011?

A Copper and gold miner Freeport-McMoRan, a longtime successful Fund holding, lagged despite rising copper prices, leading us to reduce the portfolio's stake. The slow U.S. economy and the Chinese government's efforts to rein in growth in that country also factored into the decision; China is a leading consumer of copper.

     We eliminated the Fund's position in Occidental Petroleum, which was a lackluster performer during the six-month period, after having been a valuable contributor in the past. We also reduced the Fund's stake in oilfield services company Weatherford International following the company's missteps in execution and tax accounting adjustments, which suggested a lack of robust internal controls.

     Pharmaceutical company Cardiome, which makes drugs for atrial arrhythmia, disappointed during the period, although there were no adverse developments. Semiconductor-maker Broadcomm also disappointed. Broadcomm slumped more than other firms in the semiconductor industry as the company's premium valuation fell into line with its peers. In addition, Broadcomm sells chips to cell phone-maker Nokia, whose sales have been in steady decline. Royal Caribbean, the cruise line, also hurt the Fund's performance during the period,

                   Pioneer Independence Fund | Semiannual Report | 6/30/11     5
     as the company suffered from high fuel costs and consumers' reluctance to book cruises, especially in the Mediterranean, where political uprisings have left some ports off limits.

     Other underperforming holdings that we sold from the Fund during the period included retailer The Gap, whose revenues have continued to lag, and Intel, due to slowing sales of personal computers.

Q    What is your outlook for the months ahead?

A The economy is still not growing at a rate that is commensurate with reducing unemployment. Huge uncertainties remain within the regulatory sphere, especially with regard to the financial sector, with many rules still to be finalized and required capital levels not yet clear. The protracted debate over the U.S. debt ceiling led to delays and reductions in corporate capital spending plans.

     Assuming that Congress will have taken action on the debt ceiling, we hope that any related budget cuts will be targeted for the medium- and long-term, so as to reduce their immediate impact on economic progress. Another concern, Europe's sovereign debt crisis, remains unsettled. If Europe's leaders can also agree to spread austerity measures over several years, we believe the global economy may accelerate into the second half of 2011. If those goals remain unmet, we believe markets will be facing a period of greater vulnerability.

Please refer to the Schedule of Investments on pages 15-21 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

6     Pioneer Independence Fund | Semiannual Report | 6/30/11

Portfolio Summary | 6/30/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         86.3%
Temporary Cash Investments                                                  9.4%
Depositary Receipts for International Stocks                                3.9%
Convertible Corporate Bonds                                                 0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     34.3%
Health Care                                                                15.2%
Industrials                                                                12.7%
Consumer Discretionary                                                     11.5%
Energy                                                                     10.6%
Financials                                                                  6.7%
Materials                                                                   4.5%
Consumer Staples                                                            4.5%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1. Apple, Inc.                                                            5.56%
 2. EMC Corp.                                                              4.74
 3. Microsoft Corp.                                                        4.50
 4. TIBCO Software, Inc.                                                   4.01
 5. Oracle Corp.                                                           3.12
 6. United Technology Corp.                                                2.39
 7. Precision Castparts Corp.                                              2.29
 8. Vertex Pharmaceutical, Inc.                                            2.28
 9. Allergan, Inc.                                                         2.13
10. Ingersoll-Rand Plc                                                     2.08

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                   Pioneer Independence Fund | Semiannual Report | 6/30/11     7

Prices and Distributions | 6/30/11

Net Asset Value per Share

--------------------------------------------------------------------------------
Class                              6/30/11                         12/31/10
--------------------------------------------------------------------------------
  A                                $ 12.08                         $ 11.23
  B                                $ 11.75                         $ 10.96
  C                                $ 11.57                         $ 10.79
  Y                                $ 12.19                         $ 11.30

Distributions per Share: 1/1/11-6/30/11

--------------------------------------------------------------------------------
                       Net Investment           Short-Term           Long-Term
Class                      Income              Capital Gains       Capital Gains
--------------------------------------------------------------------------------
  A                        $   --                  $ --                $ --
  B                        $   --                  $ --                $ --
  C                        $   --                  $ --                $ --
  Y                        $   --                  $ --                $ --

Index Definition
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 9-12.

8     Pioneer Independence Fund | Semiannual Report | 6/30/11

Performance Update | 6/30/11                                     Class A* Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------------------------
                                                 Net Asset       Public Offering
Period                                           Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
10 Years                                          2.34%           1.74%
5 Years                                           1.83            0.63
1 Year                                           37.12           29.20
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                                 Gross           Net
--------------------------------------------------------------------------------
                                                  1.35%           1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Pioneer
                                                Independence    Russell 1000
                                                    Fund        Growth Index
6/01                                              $ 9,425         $10,000
6/02                                              $ 7,627         $ 7,351
6/03                                              $ 7,848         $ 7,567
6/04                                              $ 9,059         $ 8,920
6/05                                              $ 9,310         $ 9,070
6/06                                              $10,851         $ 9,625
6/07                                              $13,055         $11,458
6/08                                              $11,068         $10,775
6/09                                              $ 7,949         $ 8,135
6/10                                              $ 8,663         $ 9,243
6/11                                              $11,879         $12,479

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P shares, which were redesignated as Class A shares on June 26, 2007.

                   Pioneer Independence Fund | Semiannual Report | 6/30/11     9

Performance Update | 6/30/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------------------------
                                                         If             If
Period                                                   Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/7/07)                                                -3.90%          -4.44%
1 Year                                                   36.00           32.00
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                                         Gross          Net
--------------------------------------------------------------------------------
                                                          2.63%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Pioneer
                                                Independence    Russell 1000
                                                    Fund        Growth Index
12/07                                             $10,000         $10,000
6/08                                              $ 8,344         $ 9,094
6/09                                              $ 5,939         $ 6,866
6/10                                              $ 6,414         $ 7,801
6/11                                              $ 8,549         $10,532

Index comparison begins 12/31/07.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to five years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/12, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10     Pioneer Independence Fund | Semiannual Report | 6/30/11

Performance Update | 6/30/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------------------------
                                                         If             If
Period                                                   Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(3/10/06)                                                 0.65%           0.65%
5 Years                                                   1.00            1.00
1 Year                                                   35.96           35.96
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                                         Gross          Net
--------------------------------------------------------------------------------
                                                          2.27%           2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                  Pioneer
                                                Independence    Russell 1000
                                                    Fund        Growth Index
3/06                                              $10,000         $10,000
6/06                                              $ 9,774         $ 9,609
6/07                                              $11,697         $11,440
6/08                                              $ 9,827         $10,758
6/09                                              $ 6,986         $ 8,122
6/10                                              $ 7,554         $ 9,229
6/11                                              $10,271         $12,459

Index comparison begins 3/31/06.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through 5/1/12, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     11

Performance Update | 6/30/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of June 30, 2011)
--------------------------------------------------------------------------------
                                                         If             If
Period                                                   Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                                  2.57%           2.57%
5 Years                                                   2.26            2.26
1 Year                                                   37.74           37.74
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                                         Gross          Net
--------------------------------------------------------------------------------
                                                          0.82%           0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                                  Pioneer
                                                Independence    Russell 1000
                                                    Fund        Growth Index
6/01                                             $5,000,000      $5,000,000
6/02                                             $4,047,019      $3,675,577
6/03                                             $4,164,568      $3,783,714
6/04                                             $4,806,885      $4,460,081
6/05                                             $4,940,489      $4,535,132
6/06                                             $5,762,257      $4,812,472
6/07                                             $6,957,616      $5,728,849
6/08                                             $5,925,663      $5,387,677
6/09                                             $4,264,065      $4,067,577
6/10                                             $4,678,402      $4,621,564
6/11                                             $6,444,037      $6,239,488

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares on March 10, 2006, reflects the NAV performance of the Fund's Class A shares. The performance shown does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for the Class Y shares prior to their inception on March 10, 2006, would have been higher than that shown. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12     Pioneer Independence Fund | Semiannual Report | 6/30/11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2011, through June 30, 2011.

--------------------------------------------------------------------------------
Actual Share Class             A              B            C              Y
--------------------------------------------------------------------------------
Beginning Account          $ 1,000.00    $ 1,000.00    $ 1,000.00    $ 1,000.00
Value on 1/1/11
--------------------------------------------------------------------------------
Ending Account             $ 1,075.70    $ 1,072.10    $ 1,072.30    $ 1,078.80
Value on 6/30/11
--------------------------------------------------------------------------------
Expenses Paid              $     6.43    $    11.05    $    11.05    $     4.17
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.81% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2011, through June 30, 2011.

--------------------------------------------------------------------------------
Hypothetical Share Class       A              B            C              Y
--------------------------------------------------------------------------------
Beginning Account          $ 1,000.00    $ 1,000.00    $ 1,000.00    $  1,000.00
Value on 1/1/11
--------------------------------------------------------------------------------
Ending Account             $ 1,018.60    $ 1,014.13    $ 1,014.13    $  1,020.78
Value on 6/30/11
--------------------------------------------------------------------------------
Expenses Paid              $     6.26    $    10.74    $    10.74    $      4.06
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 0.81% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14     Pioneer Independence Fund | Semiannual Report | 6/30/11

Schedule of Investments | 6/30/11 (unaudited)

-----------------------------------------------------------------------------------
Principal
Amount ($)                                                             Value
-----------------------------------------------------------------------------------
              CONVERTIBLE CORPORATE BOND -- 0.5%
              TRANSPORTATION -- 0.5%
              Marine -- 0.5%
 4,300,000    DryShips, Inc., 5.0%, 12/1/14 (b)                        $  3,870,000
-----------------------------------------------------------------------------------
              TOTAL CONVERTIBLE CORPORATE BOND
              (Cost $4,085,252)                                        $  3,870,000
-----------------------------------------------------------------------------------
Shares
-----------------------------------------------------------------------------------
              COMMON STOCKS -- 99.4%
              ENERGY -- 10.6%
              Integrated Oil & Gas -- 1.5%
   156,000    Exxon Mobil Corp.                                        $ 12,695,280
-----------------------------------------------------------------------------------
              Oil & Gas Drilling -- 0.9%
   155,619    Ensco Plc                                                $  8,294,493
-----------------------------------------------------------------------------------
              Oil & Gas Equipment & Services -- 2.3%
   124,960    National-Oilwell Varco, Inc.                             $  9,773,122
   527,400    Weatherford International, Inc.*                            9,888,750
                                                                       ------------
                                                                       $ 19,661,872
                                                                       ------------
              Oil & Gas Exploration & Production -- 5.9%
   135,000    Anadarko Petroleum Corp.                                 $ 10,362,600
   192,040    Devon Energy Corp.                                         15,134,672
   179,200    Petrohawk Energy Corp.*                                     4,420,864
   156,200    Range Resources Corp. (b)                                   8,669,100
   294,800    Southwestern Energy Co.*                                   12,641,024
                                                                       ------------
                                                                       $ 51,228,260
                                                                       ------------
              Total Energy                                             $ 91,879,905
-----------------------------------------------------------------------------------
              MATERIALS -- 4.5%
              Diversified Metals & Mining -- 1.6%
   256,000    Freeport-McMoRan Copper & Gold, Inc. (Class B)           $ 13,542,400
-----------------------------------------------------------------------------------
              Fertilizers & Agricultural Chemicals -- 1.9%
   245,000    The Mosaic Co.*                                          $ 16,593,850
-----------------------------------------------------------------------------------
              Industrial Gases -- 1.0%
    82,800    Praxair, Inc.                                            $  8,974,692
                                                                       ------------
              Total Materials                                          $ 39,110,942
-----------------------------------------------------------------------------------
              CAPITAL GOODS -- 10.1%
              Aerospace & Defense -- 6.5%
   119,800    Precision Castparts Corp.                                $ 19,725,070
   686,900    Textron, Inc. (b)                                          16,217,709
   233,040    United Technologies Corp.                                  20,626,370
                                                                       ------------
                                                                       $ 56,569,149
-----------------------------------------------------------------------------------
              Industrial Conglomerates -- 1.5%
   135,000    3M Co.                                                   $ 12,804,750
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     15

-----------------------------------------------------------------------------------
Shares                                                                 Value
-----------------------------------------------------------------------------------
              Industrial Machinery -- 2.1%
   394,700    Ingersoll-Rand Plc                                       $ 17,923,327
                                                                       ------------
              Total Capital Goods                                      $ 87,297,226
-----------------------------------------------------------------------------------
              TRANSPORTATION -- 2.1%
              Air Freight & Couriers -- 0.9%
    86,400    FedEx Corp.                                              $  8,195,040
-----------------------------------------------------------------------------------
              Marine -- 1.2%
 2,400,500    Dryships, Inc.*(b)                                       $ 10,058,095
                                                                       ------------
              Total Transportation                                     $ 18,253,135
-----------------------------------------------------------------------------------
              AUTOMOBILES & COMPONENTS -- 2.4%
              Auto Parts & Equipment -- 2.4%
   261,500    Johnson Controls, Inc.                                   $ 10,894,090
   189,600    Lear Corp.                                                 10,139,808
                                                                       ------------
                                                                       $ 21,033,898
                                                                       ------------
              Total Automobiles & Components                           $ 21,033,898
-----------------------------------------------------------------------------------
              CONSUMER SERVICES -- 4.1%
              Casinos & Gaming -- 1.6%
   316,890    Las Vegas Sands Corp.*                                   $ 13,375,927
-----------------------------------------------------------------------------------
              Hotels, Resorts & Cruise Lines -- 1.6%
   364,100    Royal Caribbean Cruises, Ltd.*                           $ 13,704,724
-----------------------------------------------------------------------------------
              Restaurants -- 0.9%
   206,000    Starbucks Corp.                                          $  8,134,940
                                                                       ------------
              Total Consumer Services                                  $ 35,215,591
-----------------------------------------------------------------------------------
              MEDIA -- 1.7%
              Cable & Satellite -- 1.7%
   282,900    Direct TV Group, Inc.*                                   $ 14,376,978
                                                                       ------------
              Total Media                                              $ 14,376,978
-----------------------------------------------------------------------------------
              RETAILING -- 3.3%
              Apparel Retail -- 1.3%
    85,800    Abercrombie & Fitch Co.                                  $  5,741,736
   125,200    Guess?, Inc.                                                5,265,912
                                                                       ------------
                                                                       $ 11,007,648
-----------------------------------------------------------------------------------
              Internet Retail -- 2.0%
    76,500    Amazon.com, Inc.*                                        $ 15,643,485
     3,900    Priceline.com, Inc.*(b)                                     1,996,527
                                                                       ------------
                                                                       $ 17,640,012
                                                                       ------------
              Total Retailing                                          $ 28,647,660
-----------------------------------------------------------------------------------
              FOOD & DRUG RETAILING -- 2.1%
              Drug Retail -- 2.1%
   476,420    CVS/Caremark Corp.                                       $ 17,903,864
                                                                       ------------
              Total Food & Drug Retailing                              $ 17,903,864
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16     Pioneer Independence Fund | Semiannual Report | 6/30/11

-----------------------------------------------------------------------------------
Shares                                                                 Value
-----------------------------------------------------------------------------------
              FOOD, BEVERAGE & TOBACCO -- 2.4%
              Packaged Foods & Meats -- 2.4%
   311,800    General Mills, Inc.                                      $ 11,605,196
   144,700    Nestle SA (A.D.R.)*                                         9,026,386
                                                                       ------------
                                                                       $ 20,631,582
                                                                       ------------
              Total Food, Beverage & Tobacco                           $ 20,631,582
-----------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 3.8%
              Health Care Equipment -- 3.8%
   200,800    Covidien, Ltd.                                           $ 10,688,584
   442,242    Insulet Corp.*(b)                                           9,804,505
   251,000    St. Jude Medical, Inc.                                     11,967,680
                                                                       ------------
                                                                       $ 32,460,769
                                                                       ------------
              Total Health Care Equipment & Services                   $ 32,460,769
-----------------------------------------------------------------------------------
              PHARMACEUTICALS & BIOTECHNOLOGY -- 11.5%
              Biotechnology -- 4.7%
   242,600    Alexion Pharmaceuticals, Inc.*                           $ 11,409,478
   152,100    Celgene Corp.*                                              9,174,672
   378,700    Vertex Pharmaceuticals, Inc.*(b)                           19,688,613
                                                                       ------------
                                                                       $ 40,272,763
-----------------------------------------------------------------------------------
              Pharmaceuticals -- 6.8%
   221,000    Allergan, Inc.                                           $ 18,398,250
   573,260    Bristol-Myers Squibb Co.                                   16,601,610
 1,342,780    Cardiome Pharma Corp.*                                      5,975,371
   150,000    Medicis Pharmaceutical Corp. (b)                            5,725,500
   128,500    Shire Pharmaceuticals Group Plc (A.D.R.)                   12,105,985
                                                                       ------------
                                                                       $ 58,806,716
                                                                       ------------
              Total Pharmaceuticals & Biotechnology                    $ 99,079,479
-----------------------------------------------------------------------------------
              BANKS -- 1.5%
              Regional Banks -- 1.5%
   556,800    Zions BanCorp (b)                                        $ 13,368,768
                                                                       ------------
              Total Banks                                              $ 13,368,768
-----------------------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 4.5%
              Consumer Finance -- 1.7%
   285,379    American Express Co.                                     $ 14,754,094
-----------------------------------------------------------------------------------
              Diversified Financial Services -- 2.8%
   338,570    Citigroup, Inc.                                          $ 14,098,055
   244,900    J.P. Morgan Chase & Co.                                    10,026,206
                                                                       ------------
                                                                       $ 24,124,261
                                                                       ------------
              Total Diversified Financials                             $ 38,878,355
-----------------------------------------------------------------------------------
              INSURANCE -- 0.6%
              Multi-Line Insurance -- 0.6%
   195,800    Hartford Financial Services Group, Inc.                  $  5,163,246
                                                                       ------------
              Total Insurance                                          $  5,163,246
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     17

-----------------------------------------------------------------------------------
Shares                                                                 Value
-----------------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 16.1%
              Application Software -- 5.0%
   150,000    Informatica Corp.*                                       $  8,764,500
 1,191,800    TIBCO Software, Inc.*                                      34,586,036
                                                                       ------------
                                                                       $ 43,350,536
-----------------------------------------------------------------------------------
              Data Processing & Outsourced Services -- 1.7%
    48,140    MasterCard, Inc.                                         $ 14,506,508
-----------------------------------------------------------------------------------
              Internet Software & Services -- 1.8%
    30,000    Google, Inc.*                                            $ 15,191,400
-----------------------------------------------------------------------------------
              Systems Software -- 7.6%
 1,494,000    Microsoft Corp.                                          $ 38,844,000
   818,650    Oracle Corp.                                               26,941,771
                                                                       ------------
                                                                       $ 65,785,771
                                                                       ------------
              Total Software & Services                                $138,834,215
-----------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT -- 15.8%
              Communications Equipment -- 2.9%
    74,700    F5 Networks, Inc.*(b)                                    $  8,235,675
   277,600    Juniper Networks, Inc.*                                     8,744,400
   181,600    Motorola Solutions, Inc.*                                   8,360,864
                                                                       ------------
                                                                       $ 25,340,939
-----------------------------------------------------------------------------------
              Computer Hardware -- 5.6%
   142,920    Apple, Inc.*                                             $ 47,973,956
-----------------------------------------------------------------------------------
              Computer Storage & Peripherals -- 7.3%
 1,483,800    EMC Corp.*(b)                                            $ 40,878,690
   182,600    Netapp, Inc.*(b)                                            9,637,628
   357,100    Western Digital Corp.*                                     12,991,298
                                                                       ------------
                                                                       $ 63,507,616
                                                                       ------------
              Total Technology Hardware & Equipment                    $136,822,511
-----------------------------------------------------------------------------------
              SEMICONDUCTORS -- 2.3%
              Semiconductor Equipment -- 1.5%
   218,200    ASM Lithography Holdings NV                              $  8,064,672
   110,800    Veeco Instruments, Inc.*(b)                                 5,363,828
                                                                       ------------
                                                                       $ 13,428,500
-----------------------------------------------------------------------------------
              Semiconductors -- 0.8%
   198,400    Broadcom Corp.*                                          $  6,674,176
                                                                       ------------
              Total Semiconductors                                     $ 20,102,676
-----------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $676,733,100)                                      $859,060,800
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Independence Fund | Semiannual Report | 6/30/11

-----------------------------------------------------------------------------------
Principal
Amount ($)                                                             Value
-----------------------------------------------------------------------------------
              TEMPORARY CASH INVESTMENTS -- 10.4%
              Securities Lending Collateral -- 10.4% (c)
              Certificates of Deposit:
 2,678,882    Bank of America NA, 0.19%, 9/2/11                        $  2,678,882
 2,678,882    Bank of Montreal Chicago, 0.12%, 7/8/11                     2,678,882
 2,143,105    Bank of Nova Scotia, 0.30%, 6/11/12                         2,143,105
   535,776    Bank of Nova Scotia, 0.25%, 9/29/12                           535,776
 1,245,680    BBVA Group NY, 0.47%, 8/10/11                               1,245,680
 1,500,174    BBVA Group NY, 0.36%, 7/7/11                                1,500,174
 1,875,217    BBVA Group NY, 1.19%, 7/26/11                               1,875,217
   375,043    BNP Paribas Bank NY, 0.27%, 8/5/11                            375,043
 2,678,882    Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11       2,678,882
 2,143,105    DnB NOR Bank ASA NY, 0.18%, 8/10/11                         2,143,105
 1,339,409    National Australia Bank NY, 0.29%, 10/19/11                 1,339,409
 2,947,245    RaboBank Netherland NV NY, 0.29%, 4/2/12                    2,947,245
 1,607,329    Royal Bank of Canada NY, 0.32%, 12/2/11                     1,607,329
 1,071,553    SOCGEN NY, 0.28%, 7/11/11                                   1,071,553
   535,776    SOCGEN NY, 0.26%, 7/14/11                                     535,776
   803,665    SOCGEN NY, 0.16%, 7/7/11                                      803,665
 2,678,882    Westpac Banking Corp. NY, 0.32%, 12/6/11                    2,678,882
                                                                       ------------
                                                                       $ 28,838,605
-----------------------------------------------------------------------------------
              Commercial Paper:
 1,071,553    American Honda Finance, 0.34%, 1/11/12                   $  1,071,553
 1,606,880    Australia & New Zealand Banking Group, 0.34%, 9/6/11        1,606,880
   981,039    Australia & New Zealand Banking Group, 0.87%, 8/4/11          981,039
   401,764    BCSFUN, 0.22%, 7/29/11                                        401,764
 2,678,403    CBAPP, 0.20%, 8/3/11                                        2,678,403
   294,903    General Electric Capital Corp., 0.44%, 11/21/11               294,903
 2,437,343    HSBC, 0.17%, 8/9/11                                         2,437,343
 2,410,994    JPMorgan Chase & Co., 0.30%, 7/17/12                        2,410,994
 2,408,805    NESCAP, 0.25%, 12/20/11                                     2,408,805
 2,142,832    NORDNA, 0.27%, 7/18/11                                      2,142,832
 2,142,957    PARFIN, 0.25%, 7/11/11                                      2,142,957
 1,339,441    Royal Bank of Canada NY, 0.30%, 6/29/12                     1,339,441
 1,339,296    SANCPU, 0.39%, 7/11/11                                      1,339,296
 1,337,965    SANCPU, 0.73%, 9/1/11                                       1,337,965
 1,606,487    Sanofi Aventis, 0.68%, 10/20/11                             1,606,487
 1,874,077    SEB, 0.30%, 9/12/11                                         1,874,077
 1,071,147    SOCNAM, 0.17%, 6/2/11                                       1,071,147
 2,678,882    Svenska Handelsbanken, 0.29%, 6/29/12                       2,678,882
 2,678,882    Toyota Motor Credit Corp., 0.32%, 9/8/11                    2,678,882
 1,138,525    UXTPP, 0.32%, 7/1/11                                        1,138,525
 1,339,251    VARFUN, 0.32%, 8/4/11                                       1,339,251
   310,701    VARFUN, 0.32%, 8/8/11                                         310,701
   749,965    VARFUN, 0.32%, 8/9/11                                         749,965

The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     19

-----------------------------------------------------------------------------------
Principal
Amount ($)                                                             Value
-----------------------------------------------------------------------------------
              Commercial Paper -- (continued):
 1,071,810    Wachovia, 0.41%, 10/15/11                                $  1,071,810
   804,284    Wachovia, 0.40%, 3/1/12                                       804,284
   536,071    Wells Fargo & Co., 0.36%, 1/24/12                             536,071
                                                                       ------------
                                                                       $ 38,454,257
-----------------------------------------------------------------------------------
              Tri-party Repurchase Agreements:
   271,799    Barclays Capital Plc, 0.01%, 7/1/11                      $    271,799
 2,678,882    Deutschebank AG, 0.01%, 7/1/11                              2,678,882
 2,678,882    HSBC Bank USA NA, 0.01%, 6/1/11                             2,678,882
 8,036,646    RBS Securities, Inc., 0.02%, 6/1/11                         8,036,646
                                                                       ------------
                                                                       $ 13,666,209
-----------------------------------------------------------------------------------
Shares
-----------------------------------------------------------------------------------
              Money Market Mutual Funds:
 4,286,210    Dreyfus Preferred Money Market Fund                      $  4,286,210
 4,286,210    Fidelity Prime Money Market Fund                            4,286,210
                                                                       ------------
                                                                       $  8,572,420
                                                                       ------------
              Total Securities Lending Collateral                      $ 89,531,491
-----------------------------------------------------------------------------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $89,531,491)                                       $ 89,531,491
-----------------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 110.3%
              (Cost $770,349,843) (a)                                  $952,462,291
-----------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES - (10.3)%                   $(88,873,417)
-----------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                               $863,588,874
===================================================================================

(A.D.R.) American Depositary Receipt

*    Non-income producing security.

(a) At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $775,024,481 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $198,566,270
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (21,128,460)
                                                                                   ------------
       Net unrealized gain                                                         $177,437,810
                                                                                   ============

The accompanying notes are an integral part of these financial statements.

20     Pioneer Independence Fund | Semiannual Report | 6/30/11

(b)  At June 30, 2011, the following securities were out on loan:

--------------------------------------------------------------------------------
Principal
Amount $      Security                                               Value
--------------------------------------------------------------------------------
 1,500,000    Dryships, Inc., 5.0%, 12/1/14                          $1,356,042
--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------
 1,291,800    DryShips, Inc.                                           5,412,642
 1,468,400    EMC Corp.*                                              40,454,420
    25,000    F5 Networks, Inc.*                                       2,756,250
   437,600    Insulet Corp.*                                           9,701,592
    32,100    Medicis Pharmaceutical Corp.                             1,225,257
    72,100    Netapp, Inc.*                                            3,805,438
     3,000    Priceline.com, Inc.*                                     1,535,790
    14,000    Range Resources Corp.                                      777,000
   133,500    Textron, Inc.                                            3,151,935
   109,692    Veeco Instruments, Inc.*                                 5,310,190
    97,200    Vertex Pharmaceuticals, Inc.*                            5,053,428
   337,100    Zions BanCorp                                            8,093,771
--------------------------------------------------------------------------------
              Total                                                  $88,633,755
================================================================================

(c)  Securities lending collateral is managed by Credit Suisse AG, New York
     Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2011 aggregated $235,656,286 and $274,297,530, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:

------------------------------------------------------------------------------------
                              Level 1         Level 2        Level 3    Total
------------------------------------------------------------------------------------
Convertible Corporate Bond    $         --    $ 3,870,000       $ --    $  3,870,000
Common Stocks                  859,060,800             --         --     859,060,800
Temporary Cash Investments              --     80,959,071         --      80,959,071
Money Market Mutual Funds        8,572,420             --         --       8,572,420
------------------------------------------------------------------------------------
Total                         $867,633,220    $84,829,071       $ --    $952,462,291
====================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     21

Statement of Assets and Liabilities | 6/30/11 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $88,633,755)
   (cost $770,349,843)                                                     $952,462,291
  Cash                                                                        2,619,925
  Receivables --
   Investment securities sold                                                 4,543,602
   Fund shares sold                                                              60,754
   Dividends, interest and foreign taxes withheld                               385,689
   Due from Pioneer Investment Management, Inc.                                  36,585
  Other                                                                          52,998
---------------------------------------------------------------------------------------
     Total assets                                                          $960,161,844
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $  6,171,256
   Fund shares repurchased                                                      539,502
   Upon return of securities loaned                                          89,531,491
  Due to affiliates                                                             244,465
  Accrued expenses                                                               86,256
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 96,572,970
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $939,469,523
  Accumulated net investment loss                                            (1,165,893)
  Accumulated net realized loss on investments                             (256,827,204)
  Net unrealized gain on investments                                        182,112,448
---------------------------------------------------------------------------------------
     Total net assets                                                      $863,588,874
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $823,675,536/68,172,131 shares)                        $      12.08
  Class B (based on $16,969,676/1,444,479 shares)                          $      11.75
  Class C (based on $18,623,159/1,610,199 shares)                          $      11.57
  Class Y (based on $4,320,503/354,458 shares)                             $      12.19
MAXIMUM OFFERING PRICE:
  Class A ($12.08 [divided by] 94.25%)                                     $      12.82
=======================================================================================

The accompanying notes are an integral part of these financial statements.

22     Pioneer Independence Fund | Semiannual Report | 6/30/11

Statement of Operations (unaudited)

For the Six Months Ended 6/30/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $52,664)      $ 3,988,063
  Interest                                                      132,056
  Income from securities loaned, net                            203,477
---------------------------------------------------------------------------------------
     Total investment income                                                $ 4,323,596
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 2,776,584
  Transfer agent fees
   Class A                                                    1,028,376
   Class B                                                       58,754
   Class C                                                       26,640
   Class Y                                                          508
  Distribution fees
   Class A                                                    1,012,400
   Class B                                                       91,729
   Class C                                                       92,952
  Shareholder communication expense                             187,498
  Administrative reimbursements                                 125,580
  Custodian fees                                                 14,337
  Registration fees                                              34,820
  Professional fees                                              27,981
  Printing expense                                               29,289
  Fees and expenses of nonaffiliated trustees                    27,595
  Miscellaneous                                                  30,173
---------------------------------------------------------------------------------------
     Total expenses                                                         $ 5,565,216
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (75,727)
---------------------------------------------------------------------------------------
     Net expenses                                                           $ 5,489,489
---------------------------------------------------------------------------------------
       Net investment loss                                                  $(1,165,893)
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
WRITTEN OPTIONS:
  Net realized gain on:
   Investments                                              $60,315,959
   Class Actions                                                173,150
   Written options closed/expired                                 7,347     $60,496,456
---------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                              $ 3,386,687
---------------------------------------------------------------------------------------
  Net gain on investments                                                   $63,883,143
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $62,717,250
=======================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     23

Statement of Changes in Net Assets

For the Six Months Ended 6/30/11 and the Year Ended 12/31/10, respectively

---------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            6/30/11             Year Ended
                                                            (unaudited)         12/31/10
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $ (1,165,893)       $ (2,703,165)
Net realized gain on investments, futures contracts and
  written options                                             60,496,456          23,341,142
Change in net unrealized gain (loss) on investments            3,386,687          84,540,544
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations     $ 62,717,250        $105,178,521
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 37,014,835        $ 76,227,241
Cost of shares repurchased                                   (73,468,916)       (117,275,661)
---------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                $(36,454,081)       $(41,048,420)
---------------------------------------------------------------------------------------------
   Net increase in net assets                               $ 26,263,169        $ 64,130,101
NET ASSETS:
Beginning of period                                          837,325,705         773,195,604
---------------------------------------------------------------------------------------------
End of period                                               $863,588,874        $837,325,705
---------------------------------------------------------------------------------------------
Accumulated net investment loss                             $ (1,165,893)       $         --
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24     Pioneer Independence Fund | Semiannual Report | 6/30/11

---------------------------------------------------------------------------------------
                           '11 Shares     '11 Amount       '10 Shares     '10 Amount
                           (unaudited)    (unaudited)
---------------------------------------------------------------------------------------
Class A
Shares sold                 2,927,396     $ 34,407,555      7,322,031     $ 72,326,531
Less shares repurchased    (5,222,918)     (61,416,809)    (9,989,223)     (99,049,931)
---------------------------------------------------------------------------------------
   Net decrease            (2,295,522)    $(27,009,254)    (2,667,192)    $(26,723,400)
=======================================================================================
Class B
Shares sold                    27,400     $    316,705        102,159     $  1,019,470
Less shares repurchased      (401,922)      (4,590,887)      (850,368)      (8,320,027)
---------------------------------------------------------------------------------------
   Net decrease              (374,522)    $ (4,274,182)      (748,209)    $ (7,300,557)
=======================================================================================
Class C
Shares sold                   113,745     $  1,284,150        157,026     $  1,512,731
Less shares repurchased      (236,054)      (2,673,122)      (620,980)      (5,908,393)
---------------------------------------------------------------------------------------
   Net decrease              (122,309)    $ (1,388,972)      (463,954)    $ (4,395,662)
=======================================================================================
Class Y
Shares sold                    85,337     $  1,006,425        140,088     $  1,368,509
Less shares repurchased      (407,171)      (4,788,098)      (406,095)      (3,997,310)
---------------------------------------------------------------------------------------
   Net decrease              (321,834)    $ (3,781,673)      (266,007)    $ (2,628,801)
=======================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     25

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended         Year        Year         Year       Year       Year
                                                              6/30/11       Ended       Ended        Ended      Ended      Ended
                                                              (unaudited)   12/31/10    12/31/09     12/31/08   12/31/07   12/31/06
Class A*
Net asset value, beginning of period                          $  11.23      $   9.82     $  6.87     $  13.48   $  12.85   $  12.63
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $  (0.01)     $  (0.03)   $   0.01(a)  $   0.03   $   0.01   $   0.01
 Net realized and unrealized gain (loss) on investments,
  written options and futures contracts                           0.86          1.44        2.95        (6.61)      1.59       1.39
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $   0.85      $   1.41    $   2.96     $  (6.58)  $   1.60   $   1.40
Distributions to shareowners:
 Net investment income                                              --            --       (0.01)       (0.03)     (0.01)     (0.01)
 Net realized gain                                                  --            --          --           --      (0.96)     (1.17)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $   0.85      $   1.41    $   2.95     $  (6.61)  $   0.63   $   0.22
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  12.08      $  11.23    $   9.82     $   6.87   $  13.48   $  12.85
====================================================================================================================================
Total return**                                                    7.57%        14.36%      43.06%      (48.83)%    12.69%     10.96%
Ratio of net expenses to average net assets+                      1.25%***      1.25%       1.25%        1.26%      1.32%      1.50%
Ratio of net investment income (loss) to average net assets+     (0.24)%***    (0.31)%      0.04%        0.33%      0.06%      0.12%
Portfolio turnover rate                                             56%***        69%        111%         154%        84%        72%
Net assets, end of period (in thousands)                      $823,676      $791,042    $718,156     $495,187   $988,476   $495,745
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                     1.26%***      1.35%       1.39%        1.55%      1.37%      1.53%
 Net investment income (loss)                                    (0.25)%***    (0.41)%     (0.11)%       0.04%      0.01%      0.09%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                     1.25%***      1.25%       1.25%        1.25%      1.30%      1.50%
 Net investment income (loss)                                    (0.24)%***    (0.31)%      0.04%        0.34%      0.08%      0.12%
====================================================================================================================================


*    Formerly Class P shares renamed Class A shares on June 26, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
***  Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of sales.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Independence Fund | Semiannual Report | 6/30/11

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended           Year          Year          Year          12/7/07
                                                             6/30/11         Ended         Ended         Ended         to
                                                             (unaudited)     12/31/10      12/31/09      12/31/08      12/31/07 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $  10.96        $   9.68      $   6.83      $  13.47      $  13.54
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.07)       $  (0.14)     $  (0.07)     $  (0.06)     $  (0.02)
 Net realized and unrealized gain (loss) on investments,
  written options and futures contracts                          0.86            1.42         2.92          (6.58)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   0.79        $   1.28      $   2.85      $  (6.64)     $  (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   0.79        $   1.28      $   2.85      $  (6.64)     $  (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  11.75        $  10.96      $   9.68      $   6.83      $  13.47
====================================================================================================================================
Total return*                                                    7.21%          13.22%        41.73%       (49.29)%       (0.52)%(b)
Ratio of net expenses to average net assets                      2.15%**         2.15%         2.15%         2.17%         2.84%**
Ratio of net investment loss to average net assets              (1.14)%**       (1.22)%       (0.86)%       (0.58)%       (2.54)%**
Portfolio turnover rate                                            56%**           69%          111%          154%           84%
Net assets, end of period (in thousands)                     $ 16,970        $ 19,943      $ 24,839      $ 21,558      $ 55,107
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                    2.44%**         2.63%         2.81%         2.71%         3.18%**
 Net investment loss                                            (1.44)%**       (1.70)%       (1.52)%       (1.12)%       (2.88)%**
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                    2.15%**         2.15%         2.15%         2.15%         2.15%**
 Net investment loss                                            (1.14)%**       (1.22)%       (0.86)%       (0.56)%       (1.85)%**
====================================================================================================================================

(a)  Class B shares were first publicly offered on December 7, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charge were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/11    27

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended         Year        Year        Year       Year       3/10/06 (a)
                                                            6/30/11       Ended       Ended       Ended      Ended      to
                                                            (unaudited)   12/31/10    12/31/09    12/31/08   12/31/07   12/31/06 (b)
Class C
Net asset value, beginning of period                        $ 10.79       $  9.53     $  6.73     $ 13.26    $ 12.74    $13.17
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.06)      $ (0.13)    $ (0.07)    $ (0.07)   $ (0.02)   $   --(c)
 Net realized and unrealized gain (loss) on investments,
  written options and futures contracts                        0.84          1.39        2.87       (6.46)      1.50      0.81
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  0.78       $  1.26     $  2.80     $ (6.53)   $  1.48    $ 0.81
Distributions to shareowners:
 Net investment income                                           --            --          --          --         --     (0.07)
 Net realized gain                                               --            --          --          --      (0.96)    (1.17)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  0.78       $  1.26     $  2.80     $ (6.53)   $  0.52    $(0.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 11.57       $ 10.79     $  9.53     $  6.73    $ 13.26    $12.74
====================================================================================================================================
Total return*                                                  7.23%        13.22%      41.60%     (49.25)%    11.85%     6.04%(d)
Ratio of net expenses to average net assets                    2.15%**       2.15%       2.15%       2.16%      2.03%     2.08%**
Ratio of net investment loss to average net assets            (1.14)%**     (1.21)%     (0.86)%     (0.57)%    (0.98)%   (1.05)%**
Portfolio turnover rate                                          56%**         69%        111%        154%        84%       72%
Net assets, end of period (in thousands)                    $18,623       $18,700     $20,926     $18,479    $47,916    $  901
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                  2.19%**       2.27%       2.48%       2.25%      2.03%     2.08%**
 Net investment loss                                          (1.18)%**     (1.34)%     (1.19)%     (0.66)%    (0.98)%   (1.05)%**
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                  2.15%**       2.15%       2.15%       2.15%      1.97%     2.08%**
 Net investment loss                                          (1.14)%**     (1.21)%     (0.86)%     (0.56)%    (0.92)%   (1.05)%**
====================================================================================================================================


(a)  Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Amount rounds to less than one cent per share.
(d)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charge were taken into account.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Independence Fund | Semiannual Report | 6/30/11

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended         Year       Year        Year        Year       3/10/06 (a)
                                                            6/30/11       Ended      Ended       Ended       Ended      to
                                                            (unaudited)   12/31/10   12/31/09    12/31/08    12/31/07   12/31/06 (b)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $11.30        $ 9.84     $ 6.87      $ 13.47     $  12.85   $13.17
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                      $ 0.02        $ 0.02     $ 0.11(d)   $  0.14     $   0.03   $ 0.03
 Net realized and unrealized gain (loss) on investments,
  written options and futures contracts                       0.87          1.44       2.88        (6.68)        1.63     0.86
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $ 0.89        $ 1.46     $ 2.99      $ (6.54)    $   1.66   $ 0.89
Distributions to shareowners:
 Net investment income                                          --            --      (0.02)       (0.06)       (0.08)   (0.04)
 Net realized gain                                              --            --         --           --        (0.96)   (1.17)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ 0.89        $ 1.46     $ 2.97      $ (6.60)    $   0.62   $(0.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.19        $11.30     $ 9.84      $  6.87     $  13.47   $12.85
====================================================================================================================================
Total return*                                                 7.88%        14.84%     43.48%      (48.54)%      13.15%    6.74%(c)
Ratio of net expenses to average net assets                   0.81%**       0.82%      0.91%        0.85%        0.81%    1.29%**
Ratio of net investment income to average net assets          0.17%**       0.12%      0.41%        0.74%        0.53%    0.26%**
Portfolio turnover rate                                         56%**         69%       111%         154%          84%      72%
Net assets, end of period (in thousands)                    $4,321        $7,640     $9,274      $34,822     $120,584   $   10
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                 0.81%**       0.82%      0.91%        0.85%        0.81%    1.29%**
 Net investment income                                        0.17%**       0.12%      0.41%        0.74%        0.53%    0.26%**
Ratios with waiver of fees and assumption of expenses by
 the Adviser and reduction for fees paid indirectly:
 Net expenses                                                 0.81%**       0.82%      0.91%        0.85%        0.81%    1.29%**
 Net investment income                                        0.17%**       0.12%      0.41%        0.74%        0.53%    0.26%**
====================================================================================================================================

(a)  Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Not annualized.
(d) The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of sales.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                   Pioneer Independence Fund | Semiannual Report | 6/30/11    29

Notes to Financial Statements | 6/30/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts

30     Pioneer Independence Fund | Semiannual Report | 6/30/11
of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

     At June 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     31

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. There were no distributions paid during the year ended December 31, 2010.

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2010:

--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                                         $(311,339,338)
Current year post-October loss deferred                              (1,309,684)
Unrealized appreciation                                             174,051,123
--------------------------------------------------------------------------------
  Total                                                           $(138,597,899)
================================================================================

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $18,085 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2011. During the six

32     Pioneer Independence Fund | Semiannual Report | 6/30/11
     months ended June 30, 2011, the Fund recognized gains of $173,150 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     33
     the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

G.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

H.   Option Writing

     The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earning or protect against changes in the value of portfolio securities. The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears

34     Pioneer Independence Fund | Semiannual Report | 6/30/11
     the market risk of an unfavorable change in the price of the security underlying the written option. For the six months ended June 30, 2011, the Fund had not written any option contracts.

I.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. There were no open futures contracts at June 30, 2011.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; and 0.60% of the Fund's average daily net assets over $1 billion. Prior to January 1, 2011, management fees were calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. Expenses waived during the six months ended June 30, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through May 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $15,914 in management fees, administrative fees and certain other reimbursements payable to PIM at June 30, 2011.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     35

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2011, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $159,460
Class B                                                                    7,895
Class C                                                                   16,997
Class Y                                                                    3,146
--------------------------------------------------------------------------------
  Total                                                                 $187,498
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $221,997 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2011.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,554 in distribution fees payable to PFD at June 30, 2011.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares

36     Pioneer Independence Fund | Semiannual Report | 6/30/11
purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2011, CDSCs in the amount of $14,405 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2011, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2011, the Fund had no borrowings under this agreement.

7. Subsequent Events

On August 5, 2011, Standard & Poor's Ratings Services (S&P) lowered its credit rating of the United States' long-term debt from AAA to AA+, with a "Negative" outlook. S&P reaffirmed its top (A-1+) rating on the U.S. government's short-term debt. S&P's downgrade reflects their opinion that the fiscal consolidation plan, that Congress and the Obama Administration agreed to on August 2, 2011 falls short of what would be necessary to stabilize the government's medium-term debt dynamics. The downgrade also reflects S&P's opinion that the effectiveness, stability, and predictability of U.S. policymaking and political institutions have weakened at a time of ongoing fiscal and economic challenges to a degree more than they envisioned when S&P assigned a negative outlook to the rating on April 18, 2011. The long-term effect of the downgrade is uncertain at this time.

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     37

Trustees, Officers and Service Providers

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Benjamin M. Friedman                            Mark E. Bradley, Treasurer
Margaret B.W. Graham                            Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

38     Pioneer Independence Fund | Semiannual Report | 6/30/11

                           This page for your notes.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     39

                           This page for your notes.

40     Pioneer Independence Fund | Semiannual Report | 6/30/11

                           This page for your notes.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     41

                           This page for your notes.

42     Pioneer Independence Fund | Semiannual Report | 6/30/11

                           This page for your notes.

                  Pioneer Independence Fund | Semiannual Report | 6/30/11     43

                           This page for your notes.

44     Pioneer Independence Fund | Semiannual Report | 6/30/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.